Debt, Cash and Cash Equivalents - Summary of Debt by Interest Rate (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 15,544	€ 18,479	€ 16,398
Debt, net of cash and cash equivalents		5,229	8,206	7,254
Cash and cash equivalents	[1]	(10,315)	(10,273)	(9,148)	€ (7,341)
Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		15,577	18,519	16,410
Debt, net of cash and cash equivalents		5,262	8,246	7,266
Cash and cash equivalents			(10,273)	(9,144)
Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		9,746	13,651	10,435
Borrowings in Euros		8,068
Borrowings in USD		€ 1,678
Debt percent		63.00%
Value on Redemption After Derivative Instruments [Member] | Floating-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 5,831	€ 4,868	€ 5,975
Borrowings in Euros		4,900
Borrowings in USD		€ 462
Debt percent		37.00%
Cash and cash equivalents		€ (10,315)
Cash and cash equivalents in EUR		(8,205)
Cash and cash equivalents in USD		€ (1,653)
Cash and cash equivalent percent		100.00%
Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 15,577
Debt, net of cash and cash equivalents		5,262
Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		13,513
Borrowings in Euros		11,418
Borrowings in USD		€ 2,095
Debt percent		87.00%
Value on Redemption Before Derivative Instruments [Member] | Floating-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 2,064
Borrowings in Euros		1,550
Borrowings in USD		€ 45
Debt percent		13.00%
Cash and cash equivalents		€ (10,315)
Cash and cash equivalents in EUR		(8,205)
Cash and cash equivalents in USD		€ (1,653)
Cash and cash equivalent percent		100.00%
Less than 1 year [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 5,906
Debt, net of cash and cash equivalents		(4,409)
Less than 1 year [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		75
Less than 1 year [Member] | Value on Redemption After Derivative Instruments [Member] | Floating-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		5,831
Cash and cash equivalents		(10,315)
Less than 1 year [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,139
Debt, net of cash and cash equivalents		(8,176)
Less than 1 year [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		75
Less than 1 year [Member] | Value on Redemption Before Derivative Instruments [Member] | Floating-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,064
Cash and cash equivalents		(10,315)
Later Than One Year and Not Later Than Two Years [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		(256)
Debt, net of cash and cash equivalents		(256)
Later Than One Year and Not Later Than Two Years [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		(256)
Later Than One Year and Not Later Than Two Years [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,294
Debt, net of cash and cash equivalents		1,294
Later Than One Year and Not Later Than Two Years [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,294
Later Than Two Years and Not Later Than Three Years [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,999
Debt, net of cash and cash equivalents		1,999
Later Than Two Years and Not Later Than Three Years [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,999
Later Than Two Years and Not Later Than Three Years [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,416
Debt, net of cash and cash equivalents		2,416
Later Than Two Years and Not Later Than Three Years [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,416
Later Than Three Years and Not Later Than Four Years [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,168
Debt, net of cash and cash equivalents		2,168
Later Than Three Years and Not Later Than Four Years [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,168
Later Than Three Years and Not Later Than Four Years [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,168
Debt, net of cash and cash equivalents		2,168
Later Than Three Years and Not Later Than Four Years [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		2,168
Later Than Four Years and Not Later Than Five Years [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		50
Debt, net of cash and cash equivalents		50
Later Than Four Years and Not Later Than Five Years [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		50
Later Than Four Years and Not Later Than Five Years [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,850
Debt, net of cash and cash equivalents		1,850
Later Than Four Years and Not Later Than Five Years [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		1,850
More Than 5 Years [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		5,710
Debt, net of cash and cash equivalents		5,710
More Than 5 Years [Member] | Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		5,710
More Than 5 Years [Member] | Value on Redemption Before Derivative Instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		5,710
Debt, net of cash and cash equivalents		5,710
More Than 5 Years [Member] | Value on Redemption Before Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Debt		€ 5,710

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.